Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Civeo Corp
Entity Incorporation, State or Country Code	A1
Entity File Number	1-36246
Entity Central Index Key	0001590584
Amendment Flag	false
Entity Tax Identification Number	98-1253716
Entity Address, Address Line One	Three Allen Center
Entity Address, Address Line Two	333 Clay Street,
Entity Address, Address Line Three	Suite 4400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	510-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CVEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false